Share Capital and Treasury Shares	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share Capital and Treasury Shares
26.	SHARE CAPITAL AND TREASURY SHARES
Each Class A ordinary share shall entitle the holder thereof to one vote on all matters subject to vote at general meetings of the Company, and each Class B ordinary share shall entitle the holder thereof to twenty votes on all matters subject to vote at general meetings of the Company. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Each Class A ordinary share is not convertible into Class B ordinary shares under any circumstances. Except for the voting rights and the conversion rights, the Class A ordinary shares and the Class B ordinary shares shall rank pari passu with one another and shall have the same rights, preferences, privileges and restrictions.

As of December 31, 2022, the Company had ordinary shares outstanding comprising of 144,077,210 Class A ordinary shares and 233,526,979 Class B ordinary shares (including those repurchased), respectively. During the year
s
ended December 31, 2022 and 2020, 4,281,379 and 21,243,000 Class B ordinary shares held by the controlling shareholder were converted into Class A ordinary shares, respectively. No Class B ordinary shares were converted into Class A ordinary shares for the year ended December 31, 2021.

		Numbers of shares
	Notes	Class A ordinary shares	Class B ordinary shares	Class B treasury shares
At January 1, 2020		41,084,851	204,526,628	—
Conversion of class B ordinary shares to class A ordinary shares		21,243,000	(21,243,000)	—

At December 31, 2020 and January 1, 2021		62,327,851	183,283,628	—
Repurchase of ordinary shares	(i)	—	(69,144,673)	69,144,673

As December 31, 2021		62,327,851	114,138,955	69,144,673
Issued during the year	(ii), (iii), (iv)	77,467,980	54,524,730	—
Conversion of class B ordinary shares to class A ordinary shares		4,281,379	(4,281,379)	—
Repurchase of ordinary shares	(i)	—	(36,923,963)	36,923,963

As December 31, 2022		144,077,210	127,458,343	106,068,636

Notes:
(i)
On September 30, 2021 and December 31,2022, the Company repurchased
69,144,673

and 36,923,963 ,respectively,
Class B ordinary shares from the immediate holding company, amounting to
HK$5,000,000,000 and HK$2,500,000,000.

Details on
N
ote 28.

(ii)	In January 2022, the convertible bond has been converted into 1,856,436 class A ordinary shares at the conversion price of US$8.08 per share.
(iii)
During the year ended December 31, 2022, the Company acquired a controlling stake in AMTD Digital by issuing 67,200,330 Class A and 51,253,702 Class B shares to the selling shareholders of AMTD Digital at a consideration of HK$7,756,228,581.

(iv)	In January and April 2022, the Company issued 8,411,215 Class A and 3,271,028 Class B shares to the private investors at US$4.28 per share.